Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia California Intermediate Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	NACMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 38	0.73% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 296,514,681
Holdings Count | Holding	214
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 296,514,681
Total number of portfolio holdings	214
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.2%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2042 5.250%	2.0%
State of California 12/01/2036 5.000%	2.0%
State of California 08/01/2044 5.250%	1.6%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.2%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2042 5.250%	2.0%
State of California 12/01/2036 5.000%	2.0%
State of California 08/01/2044 5.250%	1.6%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

Columbia California Intermediate Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	NCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 25	0.48% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 296,514,681
Holdings Count | Holding	214
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 296,514,681
Total number of portfolio holdings	214
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.2%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2042 5.250%	2.0%
State of California 12/01/2036 5.000%	2.0%
State of California 08/01/2044 5.250%	1.6%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories

Largest Holdings [Text Block]
Top
Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.2%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2042 5.250%	2.0%
State of California 12/01/2036 5.000%	2.0%
State of California 08/01/2044 5.250%	1.6%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 24	0.47% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 296,514,681
Holdings Count | Holding	214
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 296,514,681
Total number of portfolio holdings	214
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.2%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2042 5.250%	2.0%
State of California 12/01/2036 5.000%	2.0%
State of California 08/01/2044 5.250%	1.6%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.2%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2042 5.250%	2.0%
State of California 12/01/2036 5.000%	2.0%
State of California 08/01/2044 5.250%	1.6%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CCBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 22	0.42% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 296,514,681
Holdings Count | Holding	214
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 296,514,681
Total number of portfolio holdings	214
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.2%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2042 5.250%	2.0%
State of California 12/01/2036 5.000%	2.0%
State of California 08/01/2044 5.250%	1.6%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.2%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2042 5.250%	2.0%
State of California 12/01/2036 5.000%	2.0%
State of California 08/01/2044 5.250%	1.6%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

Columbia California Intermediate Municipal Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Class S
Trading Symbol	NCMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 25	0.48% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 296,514,681
Holdings Count | Holding	214
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 296,514,681
Total number of portfolio holdings	214
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.2%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2042 5.250%	2.0%
State of California 12/01/2036 5.000%	2.0%
State of California 08/01/2044 5.250%	1.6%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.2%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2042 5.250%	2.0%
State of California 12/01/2036 5.000%	2.0%
State of California 08/01/2044 5.250%	1.6%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%

[1]	Annualized.